Guarantor Financial Information - Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net cash (used for) provided by operating activities	$ (27,322)	$ 31,028	$ 359,078	$ 345,772	$ 327,441
Investing activities
Purchase of property, plant and equipment	(18,706)	(17,084)	(57,231)	(81,926)	(62,173)
Payment for internally generated intangible assets	(4,365)	(2,614)	(16,441)	(6,846)
Proceeds from sale of property, plant and equipment	144	389	1,738	547	1,486
Investment in equity affiliates		(467)	(496)	(9,620)	(18,423)
Payment for business acquisitions, net of cash acquired		(9,237)	(284,822)	(45,162)	(21,363)
Proceeds from divestiture of business, net of cash divested			(4,738)	17,242
Payment for purchase of redeemable non-controlling interest	(4,730)
Net cash used for investing activities	(27,657)	(29,013)	(361,990)	(125,765)	(100,473)
Financing activities
Repayment of capital lease obligations	(537)	(494)	(2,708)	(1,793)	(2,035)
Payment of debt issuance and refinancing costs		(1,481)	(2,630)		(6,584)
Proceeds from long-term debt		350,000	350,000		800,000
Repayment of long-term debt	(10,000)	(10,000)	(40,000)	(40,000)	(684,875)
Proceeds from short-term borrowings	105,000	40,000	295,000	200,000	1,451,500
Repayment of short-term borrowings		(185,000)	(285,000)	(61,500)	(1,565,000)
Proceeds from issuance of common shares under stock-based compensation plans	4,202	7,761	15,528	18,228	16,088
Payment for net settlement of stock-based awards	(13,284)	(9,939)	(10,296)	(769)	(7,194)
Payment of earn-out/deferred consideration	(1,476)	(1,097)	(6,219)	(1,485)	(230)
Dividend paid	(14,408)	(11,957)	(46,686)
Payment for stock purchased and retired	(95,984)	(219,784)	(219,784)	(345,200)	(226,917)
Payment for expenses related to stock purchase	(60)	(16)	(16)	(279)	(197)
Excess tax benefit on stock-based compensation					6,560
Net cash (used for) provided by financing activities	(26,547)	(42,007)	47,189	(232,798)	(218,884)
Effect of exchange rate changes	1,284	5,555	37,568	(15,493)	(18,965)
Net increase (decrease) in cash and cash equivalents	(81,526)	(39,992)	44,277	(12,791)	8,084
Cash and cash equivalents at the beginning of the period	504,468	422,623	422,623	450,907	461,788
Cash and cash equivalents at the end of the period	424,226	388,186	504,468	422,623	450,907
Issuer/Subsidiary
Operating activities
Net cash (used for) provided by operating activities	22,190	(314,439)	(315,877)	(42,212)	(9,868)
Investing activities
Purchase of property, plant and equipment				(625)
Investment in equity affiliates		(9,841)	(523)	(5,884)	(6,084)
Investment in subsidiaries	(2,000)		(3,638)	(53,619)	(21,670)
Payment for investment in debentures, intercompany					(736,692)
Net cash used for investing activities	(2,000)	(9,841)	(4,161)	(60,128)	(764,446)
Financing activities
Payment of debt issuance and refinancing costs		(1,481)	(2,630)
Proceeds from long-term debt		350,000	350,000
Proceeds from short-term borrowings	130
Proceeds from intercompany loans				73,000
Repayment of intercompany loans	(16,000)	(29,615)	(35,000)
Proceeds from Issuance of Common Stock				40,000	747,656
Net cash (used for) provided by financing activities	(15,870)	318,904	312,370	113,000	747,656
Effect of exchange rate changes	(265)		960	(361)	(159)
Net increase (decrease) in cash and cash equivalents	4,320	(5,376)	(7,668)	10,660	(26,658)
Cash and cash equivalents at the beginning of the period	4,507	11,215	11,215	916	27,733
Cash and cash equivalents at the end of the period	8,562	5,839	4,507	11,215	916
Parent/Guarantor
Operating activities
Net cash (used for) provided by operating activities	9,604	9,080	(8,345)	25,592	183,510
Financing activities
Proceeds from intercompany loans	119,000	222,500	263,886	303,000	28,500
Proceeds from issuance of common shares under stock-based compensation plans	4,202	7,761	15,528	18,228	16,088
Payment for net settlement of stock-based awards	(13,284)	(9,939)	(10,296)	(769)	(7,194)
Dividend paid	(14,408)	(11,957)	(46,686)
Payment for stock purchased and retired	(95,984)	(219,784)	(219,784)	(345,200)	(226,917)
Payment for expenses related to stock purchase	(60)	(16)	(16)	(279)	(197)
Excess tax benefit on stock-based compensation					6,560
Net cash (used for) provided by financing activities	(534)	(11,435)	2,632	(25,020)	(183,160)
Net increase (decrease) in cash and cash equivalents	9,070	(2,355)	(5,713)	572	350
Cash and cash equivalents at the beginning of the period	2,136	7,849	7,849	7,277	6,927
Cash and cash equivalents at the end of the period	11,206	5,494	2,136	7,849	7,277
Non-Guarantor Subsidiaries
Operating activities
Net cash (used for) provided by operating activities	(162,656)	(222,607)	511,847	(66,519)	347,114
Investing activities
Purchase of property, plant and equipment	(18,706)	(17,084)	(57,231)	(81,301)	(62,173)
Payment for internally generated intangible assets	(4,365)	(2,614)	(16,441)	(6,846)
Proceeds from sale of property, plant and equipment	144	389	1,738	547	1,486
Investment in equity affiliates		9,374	27	(3,736)	(12,339)
Investment in subsidiaries	2,066	4	51,127	(8,101)	(687,455)
Payment for business acquisitions, net of cash acquired		(9,237)	(284,822)	(45,162)	(21,363)
Proceeds from divestiture of business, net of cash divested			(4,738)	17,242
Payment for purchase of redeemable non-controlling interest	(4,730)
Net cash used for investing activities	(25,591)	(19,168)	(310,340)	(127,357)	(781,844)
Financing activities
Repayment of capital lease obligations	(537)	(494)	(2,708)	(1,793)	(2,035)
Payment of debt issuance and refinancing costs					(6,584)
Proceeds from long-term debt					800,000
Repayment of long-term debt	(10,000)	(10,000)	(40,000)	(40,000)	(684,875)
Proceeds from short-term borrowings	105,000	40,000	295,000	200,000	1,451,500
Repayment of short-term borrowings		(185,000)	(285,000)	(61,500)	(1,565,000)
Proceeds from intercompany loans	344	366,105		50,445
Repayment of intercompany loans			(80,328)		(228,375)
Proceeds from Issuance of Common Stock					(6,556)
Payment of earn-out/deferred consideration	(1,476)	(1,097)	(6,219)	(1,485)	(230)
Proceeds from issuance of debentures, intercompany					736,692
Payment for stock purchased and retired				24,186
Payment for expenses related to stock purchase					(31,975)
Change in amounts due from/to consolidated affiliates			(24,594)
Excess tax benefit on stock-based compensation					6,560
Net cash (used for) provided by financing activities	93,331	209,514	(143,849)	169,853	469,122
Effect of exchange rate changes	1,549	5,555	36,608	(15,132)	(18,806)
Net increase (decrease) in cash and cash equivalents	(94,916)	(32,261)	57,658	(24,023)	34,392
Cash and cash equivalents at the beginning of the period	497,825	403,559	403,559	442,714	427,128
Cash and cash equivalents at the end of the period	404,458	376,853	497,825	403,559	442,714
Eliminations
Operating activities
Net cash (used for) provided by operating activities	103,540	558,994	171,453	428,911	(193,315)
Investing activities
Investment in subsidiaries	(66)	(4)	(47,489)	61,720	709,125
Payment for investment in debentures, intercompany					736,692
Net cash used for investing activities	(66)	(4)	(47,489)	61,720	1,445,817
Financing activities
Proceeds from short-term borrowings	(130)
Proceeds from intercompany loans	(119,344)	(588,605)	(263,886)	(426,445)	(28,500)
Repayment of intercompany loans	16,000	29,615	115,328		228,375
Proceeds from Issuance of Common Stock				(40,000)	(741,100)
Proceeds from issuance of debentures, intercompany					(736,692)
Payment for stock purchased and retired				(24,186)
Payment for expenses related to stock purchase					31,975
Change in amounts due from/to consolidated affiliates			24,594
Excess tax benefit on stock-based compensation					(6,560)
Net cash (used for) provided by financing activities	$ (103,474)	$ (558,990)	$ (123,964)	$ (490,631)	$ (1,252,502)